Related Parties Balances and Transactions (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Parties Balances and Transactions (Textual)
Short-term employee benefits	$ 34,540	$ 34,500
Long-term employee benefits